Summary of significant accounting policies (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 01, 2026	Sep. 30, 2025	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Working capital				$ 7,700,000
Accumulated deficit				62,186,087	$ 49,416,584
Net loss				11,546,490	5,884,151	$ 7,961,524
Operating cash				10,900,000
Gross proceeds		$ 12,000,000.0		12,000,000
Repayments of shareholder loans		2,200,000
Allowance for accounts receivable				52,694	22,336
Capitalized software development				708,384	853,999	875,768
Impairment of long lived assets				0	0
Deferred revenue				22,139	29,120	126,440
Revenue recognized				29,120	126,440
Capitalized software amortization expense				794,047	744,993	592,458
Employee benefit plan				$ 381,935	$ 346,850	$ 434,161
Forecast [Member]
Revenue recognized			$ 22,139
Subsequent Event [Member]
Proceeds from senior unsecured note	$ 2,700,000
Two Consultants [Member]
Prepayments of consulting services		3,560,000
Post IPO fundraising		$ 2,450,000